Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Going concern

Going concern

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. The Company had a working capital deficit of approximately US$11 million and accumulated deficit of approximately $55.3 million as of June 30, 2025. The Company also incurred net loss of approximately $4.6 million and had operating cash outflow of approximately $2.8 million for the six months ended June 30, 2025. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

To sustain its ability to support the Company’s operating activities, the Company considered supplementing its sources of funding through the following:

●	Equity financing;
●	Debt financing through issuance of convertible notes; and
●	Other available sources of financing from banks or other financial institutions.

In October 2025, the Company completed its initial public offering with gross proceeds of $12.0 million. In addition, management has continued to commence a strategy to raise additional debt and equity. However, there can be no certainty that these additional financings will be available on acceptable terms or at all. If management is unable to execute this plan, there will likely be a material adverse effect on the Company’s business. All these factors raise substantial doubt about the ability of the Company to continue as a going concern.

The unaudited condensed consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Basis of presentation

Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for information pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) for interim reporting. As permitted under those rules, certain footnotes or other financial information that are normally required by U.S. GAAP can be condensed or omitted. These unaudited condensed consolidated financial statements have been prepared on the same basis as its annual consolidated financial statements and, in the opinion of management, reflect all adjustments, consisting only of normal recurring adjustments, which are necessary for the fair statement of the Company’s financial information. These interim results are not necessarily indicative of the results to be expected for the fiscal year ending December 31, 2025, or for any other interim period or for any other future year.

Principles of consolidation

Principles of consolidation

The unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

Non-controlling interests

Non-controlling interests

For the Company’s non-wholly owned subsidiaries, a non-controlling interest is recognized to reflect the portion of equity that is not attributable, directly or indirectly, to the Company. The cumulative results of operations attributable to non-controlling interests are also recorded as non-controlling interests in the Company’s unaudited condensed consolidated balance sheets and unaudited condensed consolidated statements of operations and comprehensive loss. Cash flows related to transactions with non-controlling interests are presented under financing activities in the unaudited condensed consolidated statements of cash flows.

Use of estimates

Use of estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the unaudited condensed consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company’s unaudited condensed consolidated financial statements include lease classification and liabilities, operating right-of-use assets, determinations of the useful lives and valuation of long-lived assets, estimates of allowances for credit losses, estimates of impairment of long-lived assets, valuation of deferred tax assets, contingencies and estimated fair value of warrants. Actual results could differ from these estimates.

Foreign currency translation and transactions

Foreign currency translation and transactions

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are recorded in the unaudited condensed consolidated statements of operations and comprehensive loss.

The reporting currency of the Company is United States Dollars (“US$”) and the accompanying financial statements have been expressed in US$. The Company and its’ subsidiaries in Singapore, Malaysia, Vietnam, India, Thailand, Australia, and China conduct its businesses and maintain its books and records in the respective currency, United States Dollars (“US$”), Malaysian Ringgit (“MYR”), Vietnamese Dong (“VND”), Indian Rupee (“INR”), Thai Baht (“THB”), Australian Dollar (“AUD”) and Chinese Renminbi (“RMB”), as its functional currency, respectively.

In general, for consolidation purposes, assets, and liabilities of its subsidiaries whose functional currency is not US$ are translated into US$, in accordance with ASC Topic 830-30, “Translation of Financial Statement”, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from translation of financial statements of foreign subsidiaries are recorded as a separate component of accumulated other comprehensive loss within the statements of shareholders’ equity (deficit). Cash flows are also translated at average translation rates for the periods; therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the unaudited condensed consolidated balance sheets.

Translation of foreign currencies into US$1 has been made at the following exchange rates for the respective periods:

	As of and for the six months ended June 30,		As of December 31,
	2025	2024	2024
As of period-end SGD: US$1 exchange rate	1.2757	-	1.3606
As of period-end MYR: US$1 exchange rate	4.2285	-	4.4650
As of period-end VND: US$1 exchange rate	26,094.94	-	25,484.98
As of period-end INR: US$1 exchange rate	85.5081	-	85.4781
As of period-end THB: US$1 exchange rate	32.5549	-	34.1887
As of period-end AUD: US$1 exchange rate	1.5309	-	1.6075
As of period-end RMB: US$1 exchange rate	7.1714	-	7.2988
Year ended-average SGD: US$1 exchange rate	1.3183	1.3492	-
Year ended-average MYR: US$1 exchange rate	4.3448	4.7352	-
Year ended-average VND: US$1 exchange rate	25,713.48	24,974.66	-
Year ended-average INR: US$1 exchange rate	85.9449	83.2755	-
Year ended-average THB: US$1 exchange rate	33.3925	36.3147	-
Year ended-average AUD: US$1 exchange rate	1.5754	1.5240	-
Year ended-average RMB: US$1 exchange rate	7.2277	7.2055	-

Enterprise-wide disclosure

Enterprise-wide disclosure

The Company’s chief operating decision-maker is identified as the chief executive officer who reviews financial information presented on a consolidated basis, accompanied by disaggregated information about revenues by different revenues streams for purposes of allocating resources and evaluating financial performance. Based on qualitative and quantitative criteria established by Accounting Standards Codification (“ASC”) 280, “Segment Reporting”, the Company considers itself to be operating within one operating and reportable segment, as Chief Operating Decision Maker (CODM) reviews financial information and allocates resources. The CODM assesses the Company’s performance on a consolidated basis, without distinguishing between different product lines, services, or geographic regions. The Company’s operations are highly integrated, with centralized management of strategy, operations, compliance, and financial planning. As such, discrete financial information is not prepared or regularly reviewed for separate components of the business.

Cash and cash equivalents	Cash and cash equivalents The Company considers all highly liquid investments with an original maturity of three months or less when acquired to be cash and cash equivalents.
Accounts receivable, net

Accounts receivable, net

Accounts receivables are recorded at the invoiced amount less an allowance for credit losses and do not bear interest, which are due after 30 days. Management reviews the adequacy of the allowance for credit losses on an ongoing basis, using historical collection trends and aging of receivables. Management also periodically evaluates individual customers’ financial conditions, credit histories, and the current economic conditions to adjust the allowance when necessary. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company’s management continues to evaluate the reasonableness of the valuation allowance policy and update it if necessary.

The Company adopted ASC 326 to assess the allowance for credit losses. ASC 326 requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts.

Other receivables

Other receivables

Other receivables primarily include receivables from tax authorities on overpayment of sales and services taxes, employee advance, receivables from recourse factoring company, and refundable deposits from third party service providers. Management regularly reviews the aging of receivables and changes in payment trends and records allowances for credit losses when management believes collection of amounts due are at risk. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made.

Prepaid expenses and other current assets

Prepaid expenses and other current assets

Prepaid expenses and other current assets primarily include prepaid expenses paid to services providers, and other deposits. Management regularly reviews the aging of such balances and changes in payment and realization trends and records allowances when management believes realization of amounts due are at risk. Accounts considered unrealizable are written off against allowances after exhaustive efforts at realization of services are made. As of June 30, 2025 and December 31, 2024, no allowance for credit losses was recorded.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets with no residual value. The estimated useful lives are as follows:

Expected useful lives
Office equipment	5 years
Furniture and fixtures	5 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the unaudited condensed consolidated statements of operations and comprehensive loss. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals, and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Capitalized software development costs

Capitalized software development costs

Software development costs consist of capitalized costs related to purchase and develop internal-use software. The Company uses such software to provide services to its customers. The costs to purchase and develop internal-use software are capitalized from the time that the preliminary project stage is completed, and it is considered probable that the software will be used to perform the function intended. These costs include personnel and personnel-related employee benefits for employees directly associated with the software development and external costs of the materials or services consumed in developing or obtaining the software.

Any costs incurred for upgrades and functionality enhancements of the software are also capitalized. Once this software is ready for use in providing the Company’s services, these costs are amortized on a straight-line basis over the three-year estimated useful life. The amortization is presented within amortization in the unaudited condensed consolidated statements of operations and comprehensive loss.

Software development costs that are capitalized in internal-use software cost were US$395,479 and US$434,811 during the six months ended June 30, 2025 and 2024, respectively.

Impairment for long-lived assets

Impairment for long-lived assets

In accordance with ASC 360-10, long-lived assets, including property and equipment with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company will reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of June 30, 2025 and December 31, 2024, no impairment of long-lived assets was recognized.

Deferred offering costs

Deferred offering costs

Deferred offering costs represent costs associated with the Company’s proposed offering of Class A and Class B Ordinary Shares which will be netted against the proceeds of the offering. If the offering is not successful, these costs will be expensed.

Other payables and accrued expenses

Other payables and accrued expenses

Other payables and accrued expenses are recognized when the Company has a present obligation arising from past events, the settlement of which is expected to result in an outflow of economic benefits. These liabilities include amounts owed for services received but not yet invoiced, accrued payroll, taxes payable, recourse factoring liabilities, and other miscellaneous accrued liabilities.

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own Class A and Class B Ordinary Shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. Warrants that do not meet all the criteria for equity classification are required to be recorded as liabilities at their initial fair value on the date of issuance and remeasured to fair value at each balance sheet date thereafter. The Company determined that upon the warrant agreements, the Company concluded that its warrants qualify for equity accounting treatment.

For issued warrants that meet all of the criteria for equity classification and issued with debt instruments, the proceeds from the sale of the debt instruments are allocated to the two elements based on the relative fair values of the debt instrument without the warrants and of the warrants themselves at time of issuance. The portion of the proceeds allocated to the warrants is accounted for as paid-in capital. The remainder of the proceeds is allocated to the debt instrument portion of the transaction at a discount and accreted over the term of the debt instrument using the effective interest rate method.

For issued warrants that meet all of the criteria for equity classification and issued with preferred equity instruments, the portion of the proceeds so allocated to the warrants based on the relative fair values of the equity instrument without the warrants and of the warrants themselves at time of issuance are accounted for as paid-in capital altogether. The remainder of the proceeds is allocated to the equity instrument portion of the transaction at discount as a deemed dividend, which adjusts retained earnings (or in the absence of retained earnings, additional paid-in capital).

Convertible notes

Convertible notes

Upon adoption of ASU 2020-06 on January 1, 2021, the elimination of the beneficial conversion feature (“BCF”) and cash conversion models in ASC 470-20 that requires separate accounting for embedded conversion features in convertible instruments results in the convertible debt instruments being recorded as a single liability (i.e., there is no separation of the conversion feature, and all proceeds are allocated to the convertible debt instruments as a single unit of account). Unless conversion features are derivatives that must be bifurcated from the host contracts in accordance with ASC 815-15 or, in the case of convertible debt, if the instruments are issued with a substantial premium, in the latter case, ASC 470-20-25-13 requires the substantial premium to be attributable to the conversion feature and recorded in additional paid-in capital (APIC).

Revenue recognition

Revenue recognition

The Company’s revenues are derived from providing advertising management and execution software application and advertising services to brand advertisers, and media agencies (collectively as “marketers”).

The Company recognizes revenues when its customer obtains control of promised services in an amount that reflects the consideration that the Company expects to receive in exchange for those services. The Company recognizes revenue in accordance with ASC Topic 606, Revenue from contracts with customers (“ASC 606”) and determines revenue recognition through the following steps: (i) identify the contract with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when a performance obligation is satisfied.

For arrangements with multiple performance obligations, which represent promises within an arrangement that are capable of being distinct and are separately identifiable, the Company allocates the contract consideration to all distinct performance obligations based on their relative standalone selling price, which is typically estimated based on observable transactions when these services are sold on a standalone basis.

Revenue recognition policies for each type of revenue stream are as follows:

(1) Platform subscription fee

- Performance obligation satisfied over a period of time

The Company provides a new category of online advertising software called Advertising Management and Execution (AMX) system, which is a digital advertising platform with software applications that empower marketers with on-demand access and usage throughout the contract period. The Company charges a monthly platform subscription fee to its customers. Subscription fee revenues are recognized over the subscription period. The Company’s contracts do not generally contain refund provisions for fees earned related to the incurred subscription period. A refund will be provided only when there is a change in the platform due to new feature that renders the system unusable to its customer for subscription period that has not begun. Historically, the Company has not experienced any such refund.

(2) Platform services

- Performance obligation satisfied over a period of time

The Company provides a comprehensive package of online advertisement solutions, including the purchasing of advertisement placements, audience data, tracking and measurement, and other technical features. The platform services are recognized when impressions are delivered. The Company recognizes revenue from the display of impression-based advertisements over the contracted period in which the impressions are delivered. Impressions are considered delivered when an advertisement is displayed to users. Refunds will be provided only when there is a bug or error in the XPO platform causing undeliverable impressions during the advertising/execution process. Refunds will be prorated and applied to the remaining contracted period from the time the undeliverable impressions were detected. Historically, the Company has not experienced any significant refund.

(3) Managed activations and professional services

- Performance obligation satisfied over a period of time

The Company provides managed activations and professional services of, including but not limited to, advertising measurement, campaign setup and monitoring, conversion tracking set up, analytics reporting, creative design services, digital marketing consultation, custom reporting, and campaign strategy and optimization consultations. These services are recognized over the service period since its customer simultaneously receives and consumes the benefits provided by the Company’s performance. Refunds will be provided on any occurrence of mistakes made by the Company’s staff upon execution. Refunds will be prorated and negotiated with the customer. Historically, the Company has not experienced any significant refund.

The Company’s accounts receivable consist primarily of receivables related to platform subscription fee, providing platform services, managed activations and professional services, for which the Company’s contracted performance obligations have been satisfied, the amount has been billed and the Company has an unconditional right to payment. The Company typically bills customers monthly based on actual delivery. The payment terms vary, mainly with terms of 30 days or less.

The Company applies the practical expedient in ASC 606 and does not adjust the promised amount of consideration for the effects of a significant financing component if the Company expects, at contract inception, that the period between when the Company transfers a promised good or service to a customer and when the customer pays for that good or service will be one year or less. As of June 30, 2025 and December 31, 2024, the Company did not have any contract assets.

The Company recognized advance payments from its customer prior to revenue recognition as deferred revenue until the revenue recognition performance obligations are met.

The following table presents the Company’s deferred revenue balances, net increase in current period of deferred revenue, and revenue recognized from beginning deferred revenue therein:

	June 30, 2025	December 31, 2024
	US$	US$
Beginning balance	$45,235	$126,440
Add: net increase in current period of deferred revenue	11,061	45,235
Less: revenue recognized from beginning deferred revenue	(24,028)	(126,440)
Ending balance	$32,268	$45,235

As of June 30, 2025 and December 31, 2024, the Company had deferred revenue of US$32,268 and US$45,235, respectively, among which, US$32,268 is expected to be recognized as revenue during the twelve months ended June 30, 2026 and US$24,028 was recognized as revenue during the six months ended June 30, 2025.

Cost of revenues

Cost of revenues

Cost of revenues consist primarily of costs to run the advertisement serving services. These costs include cost to acquire advertisement media sources, advertisement data sources and advertisement related technology features.

Operating expenses

Operating expenses

The Company classifies its operating expenses into four categories and allocates overhead such as information technology infrastructure, rent and occupancy charges based on headcount for all these categories:

Platform operations

Platform operations

Platform operations expenses consist primarily of expenses related to hosting the Company’s XPO platform, which include hosting costs, data-related costs, data and privacy certifications and audits, and personnel costs of salaries and other compensation-related expenses attributable to personnel who support the platform and provide clients with platform support.

Sales and marketing

Sales and marketing

Sales and marketing expenses consist primarily of personnel costs of salaries and other compensation-related expenses for the Company’s sale and marketing personnel, professional services costs and facility related costs related to advertising, product management, promotional materials, public relations, other sales and marketing programs.

Technology and development

Technology and development

Technology and development expenses consist primarily of personnel costs of salaries and other compensation-related expenses for the Company’s technology and development personnel with the ongoing development and maintenance of the Company’s platform, professional services costs and facility related costs as well as costs related to research and product development. Technology and development costs are expensed as incurred, except to the extent that such costs are associated with software development that qualifies for capitalization in accordance with ASC 350-40, Internal-Use Software (“ASC 350-40”), which requires the capitalization of certain costs incurred only during the application development stage. The Company evaluates periodically research and development costs that may be eligible for capitalization. During the six months ended June 30, 2025 and 2024, amortization expense of capitalized software development costs amounted to US$382,931 and US$401,555, respectively.

General and administrative

General and administrative

General and administrative expenses consist primarily of personnel costs of salaries and other compensation-related expenses for executive management, finance, accounting, human resources, legal, compliance, and other administrative functions as well as professional services costs and other facility related costs.

Defined contribution plan

Defined contribution plan

The full-time employees of the Company in certain countries are entitled to the government mandated defined contribution plan. The Company is required to accrue and pay for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant countries’ government regulations, and make cash contributions to the government mandated defined contribution plan. Total expenses for the plans were US$201,956 and US$204,431 for the six months ended June 30, 2025 and 2024, respectively.

Income taxes

Income taxes

Deferred income tax assets and liabilities are determined based upon the net tax effects of the differences between the Company’s unaudited condensed consolidated financial statements carrying amounts and the tax basis of assets and liabilities and are measured using the enacted tax rate expected to apply to taxable income in the years in which the differences are expected to be reversed. A valuation allowance is used to reduce some or all of the deferred tax assets if, based upon the weight of available evidence, it is more likely than not that those deferred tax assets will not be realized.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the unaudited condensed consolidated financial statements from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized. The Company recognizes interest and penalties accrued related to its uncertain tax positions in its income tax provision in the accompanying unaudited condensed consolidated statements of operations.

The Company makes assumptions, judgments and estimates to determine the current income tax provision, tax benefits from uncertain tax positions, deferred tax asset and liabilities and valuation allowance recorded against a deferred tax asset. The assumptions, judgments and estimates related to the current income tax provision (benefit) take into account current tax laws, their interpretation and potential outcomes of foreign and domestic tax audits. Changes in tax law and their interpretation could significantly impact on the income taxes provided in the Company’s unaudited condensed consolidated financial statements.

The evaluation of the Company’s uncertain tax positions involves significant judgment in the interpretation and application of GAAP and complex domestic and international tax laws, and matters related to the allocation of international taxation rights between countries. Although management believes the Company’s reserves are reasonable, no assurance can be given that the final tax outcome of these matters will not be different from that which is reflected in the Company’s reserves. Reserves are adjusted considering changing facts and circumstances, such as the closing of a tax examination or the refinement of an estimate. Assumptions, judgments and estimates relative to the amount of deferred income taxes, and any applicable valuation allowances, take into account future taxable income. Any of the assumptions, judgments and estimates mentioned above could cause the actual income tax obligations to differ from estimates.

Comprehensive loss

Comprehensive loss

Comprehensive loss consists of two components, net loss and other comprehensive loss. Other comprehensive loss refers to revenue, expenses, gains, and losses that under GAAP are recorded as an element of shareholders’ equity but are excluded from net loss. Other comprehensive loss consists of a foreign currency translation adjustment resulting from the Company not using the U.S. dollar as its functional currencies.

Loss per share

Loss per share

The Company computes loss per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net loss divided by the weighted average Class A and Class B Ordinary Shares outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential Class A and Class B Ordinary Shares (e.g., convertible securities) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Dilutive potential ordinary shares also consist of the average number of incremental shares of Class A and Class B Ordinary Shares issuable upon the exercise of the stock options and warrants. Potential Class A and Class B Ordinary Shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Fair value measurements

Fair value measurements

Fair value is defined as the price that would be received for an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. Valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs. When determining the fair value measurements for assets and liabilities, we consider the principal or most advantageous market in which it would transact and consider assumptions that market participants would use when pricing the asset or liability. The following summarizes the three levels of inputs required to measure fair value, of which the first two are considered observable and the third is considered unobservable:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value for certain assets and liabilities such as cash and cash equivalents, accounts receivable, net, other receivables, prepaid expenses and other current assets, accounts payable, other payables and accrued liabilities, and deferred revenue have been determined to approximate carrying amounts due to the short maturities of these instruments. The Company believes that its long-term bank loans approximate the fair value based on the current yields of the debt instruments.

Transfers of financial assets

Transfers of financial assets

The Company accounts for transfers of financial assets as sales when it has surrendered control over the related assets. Whether control has been relinquished requires, among other things, an evaluation of relevant legal considerations and an assessment of the nature and extent of the Company’s continuing involvement with the assets transferred. Gains and losses stemming from transfers reported as sales are included in the accompanying statements of income. Assets obtained and liabilities incurred in connection with transfers reported as sales are initially recognized in the balance sheet at fair value.

Transfers of financial assets that do not qualify for sale accounting are reported as secured borrowings. Accordingly, the related assets remain on the Company’s balance sheet and continue to be reported and accounted for as if the transfer had not occurred. Cash proceeds from these transfers are reported as liabilities, with attributable interest expense recognized over the life of the related transactions.

Operating leases

Operating leases

The Company accounts for leases in accordance with ASC 842. The Company enters into operating leases for its office, which generally have lease terms of up to 2 years. Leases with an initial term of 12 months or less are not recorded on the balance sheet. The Company does not have finance leases.

The Company determines if an arrangement is, or contains, a lease at inception. Operating lease assets represent the Company’s right to control the use of an identified asset for a period of time, or term, in exchange for consideration, and operating lease liabilities represent its obligation to make lease payments arising from the aforementioned right.

Operating lease right-of-use (“ROU”) assets and liabilities are initially recorded based on the present value of lease payments over the lease term, which includes the minimum unconditional term of the lease, and may include options to extend or terminate the lease when it is reasonably certain at the commencement date that such options will be exercised. As the rate implicit for each of the Company’s leases is not readily determinable, the Company uses its incremental borrowing rate, based on the information available at the lease commencement date in determining the present value of its expected lease payments. Operating lease assets also include any initial direct costs and any lease payments made prior to the lease commencement date and are reduced by any lease incentives received. The Company has elected to not separate lease and non-lease components.

Operating lease assets are amortized on a straight-line basis in operating lease expense over the lease term on the unaudited condensed consolidated statements of operations. The related amortization of ROU assets along with the change in the operating lease liabilities are separately presented within the cash flows from operating activities on the unaudited condensed consolidated statements of cash flows. The Company records lease expense for operating leases on a straight-line basis over the lease term.

The Company reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of operating lease liabilities in any tested asset group and include the associated operating lease payments in the undiscounted future pre-tax cash flows. For the six months ended June 30, 2025 and 2024, the Company did not recognize impairment loss on its operating lease ROU assets.

Related parties

Related parties

Parties, which can be a corporation or individual, or have the ability to influence the Company, are considered as related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence.

Recent accounting pronouncements not yet adopted

Recent accounting pronouncements not yet adopted

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies. As a result of the Company’s selection to use the extended transaction period for complying with new or revised accounting standards, the Company’s unaudited condensed consolidated financial statements may not be comparable to companies that comply with public company effective dates.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses to disclose additional information about specific expense categories. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, with early adoption permitted and should be applied either prospectively or retroactively. The Company is expected to adopt this ASU on January 1, 2027. The Company is currently evaluating the potential impact of adopting this new guidance on its unaudited condensed consolidated financial statements and related disclosures.

Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments were designed to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements. The purpose of the amendments is to enable investors to better understand an entity’s overall performance and assess potential future cash flows. The ASU applies to all public entities that are required to report segment information in accordance with ASC 280. The Company has adopted this standard since the year ended December 31, 2024. See Note 16 – Segment Information.

In December 2023, the FASB issued Accounting Standards Update No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”), which modifies the rules on income tax disclosures to require entities to disclose (1) specific categories in the rate reconciliation, (2) the income or loss from continuing operations before income tax expense or benefit (separated between domestic and foreign) and (3) income tax expense or benefit from continuing operations (separated by federal, state and foreign). ASU 2023-09 also requires entities to disclose their income tax payments to international, federal, state and local jurisdictions, among other changes. The guidance is effective for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. ASU 2023-09 should be applied on a prospective basis, but retrospective application is permitted. The Company adopted this ASU on January 1, 2025 did not have a material impact on its unaudited condensed consolidated financial statements and related disclosures.

In March 2024, the FASB issued Accounting Standards Update (ASU) 2024-02, Codification Improvements—Amendments to Remove References to the Concepts Statements. The amendments in this ASU remove references to various FASB Concepts Statements from the Accounting Standards Codification to avoid the potential for such references to override authoritative guidance. The ASU does not create new accounting requirements but clarifies existing guidance and improves the Codification’s clarity and consistency. ASU 2024-02 is effective for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years. Early adoption is permitted. The Company adopted this ASU on January 1, 2025 did not have a material impact on its unaudited condensed consolidated financial statements.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s unaudited condensed consolidated balance sheets, statements of operations and comprehensive loss and statements of cash flows.